INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventory
	US dollars
	December 31,
(in thousands)	2015	2014
Finished products	8,833	8,845
Raw materials	3,948	3,319
	12,781	12,164